FAIR VALUE DISCLOSURES - Quantitative Information About Level 3 (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liability for market risk benefits	$ 15	$ 16
Assets for market risk benefits	12	0
Corporate | Level 3 | Matrix pricing model
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 4	$ 9
Corporate | Level 3 | Spread over Benchmark | Matrix pricing model | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0245	0.0070
Corporate | Level 3 | Spread over Benchmark | Matrix pricing model | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0245	0.0145
Corporate | Level 3 | Spread over Benchmark | Matrix pricing model | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0245	0.0104
GMIBNLG | Level 3 | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value		$ 16
Fair Value	$ 3	$ 16
GMIBNLG | Level 3 | Lapse rate | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0157	0.0095
GMIBNLG | Level 3 | Lapse rate | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.2444
GMIBNLG | Level 3 | Lapse rate | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0157
Measurement input		0.0273
GMIBNLG | Level 3 | Withdrawal rate | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0035	0.0009
GMIBNLG | Level 3 | Withdrawal rate | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.3542	0.0834
GMIBNLG | Level 3 | Withdrawal rate | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0435
Measurement input		0.0174
GMIBNLG | Level 3 | Annuitization rate | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0020	0.0004
GMIBNLG | Level 3 | Annuitization rate | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0124	1.0000
GMIBNLG | Level 3 | Annuitization rate | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0122	0.0350
GMIBNLG | Level 3 | Non-performance Risk | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0004
Measurement input		0.0111
GMIBNLG | Level 3 | Non-performance Risk | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	1.0000
GMIBNLG | Level 3 | Non-performance Risk | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0327	0.0111
GMIBNLG | Level 3 | Mortality rates | Discounted cash flow | Minimum | Age 0-40
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0001	0.0001
GMIBNLG | Level 3 | Mortality rates | Discounted cash flow | Minimum | Age 41-60
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0006	0.0006
GMIBNLG | Level 3 | Mortality rates | Discounted cash flow | Minimum | Age 61-115
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0032	0.0031
GMIBNLG | Level 3 | Mortality rates | Discounted cash flow | Maximum | Age 0-40
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0017
GMIBNLG | Level 3 | Mortality rates | Discounted cash flow | Maximum | Age 41-60
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0052	0.0053
GMIBNLG | Level 3 | Mortality rates | Discounted cash flow | Maximum | Age 61-115
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.4000	0.4000
GMIBNLG | Level 3 | Mortality rates | Discounted cash flow | Weighted Average | Age 0-40
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0108	0.0107
GMIBNLG | Level 3 | Mortality rates | Discounted cash flow | Weighted Average | Age 41-60
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0108
GMIBNLG | Level 3 | Mortality rates | Discounted cash flow | Weighted Average | Age 61-115
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0108